Summary of Impact of Sales of EIP receivables (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Accounts, Notes, Loans and Financing Receivable [Line Items]
EIP receivables derecognized	$ 39,079	$ 47,672
Cash proceeds	(34,544)	(41,338)
Reversal of unamortized imputed interest	(2,638)	(3,393)
Reversal of allowance for doubtful accounts	(1,385)	(1,430)
Pre-tax loss on sales of EIP receivables	$ 512	$ 1,511